UNAUDITED QUARTERLY FINANCIAL DATA	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Unaudited Quarterly Financial Data
UNAUDITED QUARTERLY FINANCIAL DATA
Summarized information on the consolidated results of operations for each of the quarters during the two-year period ended December 31, 2014, follows.

	Quarter ended December 31, 2014	Quarter ended September 30, 2014	Quarter ended June 30, 2014	Quarter ended March 31, 2014
	(In thousands, except per-unit amounts)
Total revenues (1)	$102,986	$84,784	$85,984	$79,381

Net (loss) income attributable to partners (2)	$(37,686)	$6,113	$4,036	$3,545
Less: net (loss) income attributable to general partner, including IDRs	689	1,204	801	431
Net (loss) income attributable to limited partners	$(38,375)	$4,909	$3,235	$3,114

(Loss) earnings per limited partner unit:
Common unit – basic	$(0.65)	$0.08	$0.05	$0.08
Common unit – diluted	$(0.65)	$0.08	$0.05	$0.08
Subordinated unit – basic and diluted	$(0.65)	$0.08	$0.05	$0.02
__________
(1) Retrospectively adjusted for the impact of the Polar and Divide Drop Down.
(2) In the quarter ended December 31, 2014, includes $54.2 million of goodwill impairment and $5.5 million of long-lived asset impairment.

	Quarter ended December 31, 2013	Quarter ended September 30, 2013	Quarter ended June 30, 2013	Quarter ended March 31, 2013
	(In thousands, except per-unit amounts)
Total revenues (1)	$85,599	$77,353	$71,847	$62,014

Net income attributable to partners	$16,345	$6,691	$8,068	$12,480
Less: net income attributable to general partner, including IDRs	490	134	161	250
Net income attributable to limited partners	$15,855	$6,557	$7,907	$12,230

Earnings per limited partner unit:
Common unit – basic	$0.30	$0.12	$0.16	$0.25
Common unit – diluted	$0.29	$0.12	$0.16	$0.25
Subordinated unit – basic and diluted	$0.30	$0.12	$0.16	$0.25
__________
(1) Retrospectively adjusted for the impact of the Polar and Divide Drop Down, the Red Rock Drop Down and the Bison Drop Down.
The amounts for total revenues as originally filed on the respective 2014 quarterly reports on Form 10-Q have been retrospectively adjusted for the impact of the Polar and Divide Drop Down. There was no impact on net income attributable to partners or EPU. A reconciliation of total revenues follows.

	Quarter ended December 31, 2014	Quarter ended September 30, 2014	Quarter ended June 30, 2014	Quarter ended March 31, 2014
	(In thousands)
Total revenues as originally reported	$94,658	$79,030	$80,796	$76,202
Total revenue impact of Polar and Divide Drop Down	8,328	5,754	5,188	3,179
Total revenues	$102,986	$84,784	$85,984	$79,381

The amounts for total revenues as originally filed on the respective 2013 quarterly reports on Form 10-Q have been retrospectively adjusted for the impact of the Polar and Divide Drop Down, the Red Rock Drop Down and Bison Drop Down. There was no impact on net income attributable to partners or EPU. A reconciliation of total revenues follows.

	Quarter ended December 31, 2013	Quarter ended September 30, 2013	Quarter ended June 30, 2013	Quarter ended March 31, 2013
	(In thousands)
Total revenues as originally reported	$69,299	$63,096	$59,285	$43,595
Total revenue impact of Polar and Divide Drop Down	2,143	1,334	386	30
Total revenue impact of Red Rock Drop Down	14,157	12,923	12,176	10,858
Total revenue impact of Bison Drop Down	—	—	—	7,531
Total revenues	$85,599	$77,353	$71,847	$62,014